Taxation (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Taxation [Line Items]
Statutory income tax rate	25.00%	25.00%
Net income (loss) attributable to parent (in Yuan Renminbi)	¥ (11,431,207)	$ (1,634,641)	¥ (2,837,220)
Income tax expense (in Yuan Renminbi)
Foreign Tax Jurisdiction [Member]
Taxation [Line Items]
Statutory income tax rate	21.00%	21.00%	21.00%
Hong Kong [Member]
Taxation [Line Items]
Statutory income tax rate	16.50%	16.50%
China [Member] | Foreign Tax Jurisdiction [Member]
Taxation [Line Items]
Statutory income tax rate	15.00%	15.00%
Americas [Member] | Domestic Tax Jurisdiction [Member]
Taxation [Line Items]
Statutory income tax rate	21.00%	21.00%
Effective income tax rate reconciliation, state and local income taxes, percent	8.70%	8.70%
Net income (loss) attributable to parent (in Yuan Renminbi)